Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Finance Income and Finance Costs Recognized in Profit or Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Finance Income And Finance Costs Recognized In Profit Or Loss Abstract
Finance income from remeasurement of warrant liabilities		€ 10,329
Foreign currency gains	3	9,928
Income from other interest and similar income	187	259	47
Finance income	190	20,515	47
Interest expense from bank loans	(1)	(17)	(296)
Foreign currency losses			(264)
Interest expense from related party loans		(2)	(1,995)
Interest expense from leasing	(153)	(122)	(89)
Interest expense from guarantee commissions	(67)	(246)	(177)
Interest expense from shareholder loans	(2,784)
Finance expense from remeasurement of warrant liabilities	(10,859)
Other interest expense	(23)	(40)	(13)
Finance expenses	(13,886)	(427)	(2,835)
Share listing expense			(65,796)
Net finance result	€ (13,697)	€ 20,089	€ (68,583)